Operating Expenses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)		Dec. 31, 2022 AED (د.إ)	Dec. 31, 2024 AED (د.إ)	[1]
Operating Expenses [Line Items]
Percentage of net profit	100.00%	100.00%		100.00%		100.00%
Total sales	$ 16,080	د.إ 59,044	د.إ 32,796	$ 35,415		د.إ 130,043	د.إ 577,064
Cost of AED	8,090	29,707	10,020	15,575		57,192	289,119
Net profit	$ 7,989	29,337		19,840		72,851
Profit share payable		29,337		$ 19,840	[1]			[1]		د.إ 72,851
3D printing sales [Member]
Operating Expenses [Line Items]
Total sales						د.إ 130,043
3D Printing [Member]
Operating Expenses [Line Items]
Total sales		59,044
Cost of AED		29,707
Net profit		د.إ 29,337

[1]	Profit Share Payable (FGT): The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales until the initial investment in the 3D printing machine has been fully recovered. Once the initial investment is fully recovered, the Company will switch to sharing 50% of the net profit with FGT.